Share based compensation - Fair value of options granted that are estimated using binomial model (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
PSU
Share based compensation
Expected dividend yield	0.00%
Fair value of underlying ordinary share (4) | (per share)	$ 1.69			¥ 12.25
Expected terms	10 years
Risk-free rate of return	4.26%
Volatility Rate	43.25%
RSU
Share based compensation
Expected terms		10 years	10 years
2021 Option Plan
Share based compensation
Risk-free rate of return, minimum	4.48%	3.79%	1.63%
Risk-free rate of return, maximum	4.69%	3.88%	3.83%
Volatility, minimum	47.09%	44.37%	44.18%
Volatility, maximum	47.34%	44.95%	45.07%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years	10 years	10 years
2021 Option Plan | Minimum
Share based compensation
Fair value of underlying ordinary share (4)	$ 1.14	$ 3.16	$ 7.57
2021 Option Plan | Maximum
Share based compensation
Fair value of underlying ordinary share (4)	$ 1.84	$ 8.02	$ 9.30
Share Incentive Plan, 2022
Share based compensation
Expected terms		10 years
Share Incentive Plan, 2022 | RSU
Share based compensation
Risk-free rate of return, minimum		2.65%	1.61%
Risk-free rate of return, maximum		4.25%	4.12%
Volatility, minimum		44.58%	44.15%
Volatility, maximum		44.73%	48.12%
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms	10 years
Risk-free rate of return	4.06%
Volatility Rate	44.56%
Share Incentive Plan, 2022 | Minimum | RSU
Share based compensation
Fair value of underlying ordinary share (4) | (per share)	$ 0.96	$ 3.68	$ 7.57	6.92	¥ 26.46	¥ 48.29
Share Incentive Plan, 2022 | Maximum | RSU
Share based compensation
Fair value of underlying ordinary share (4) | (per share)	$ 1.60	$ 6.91	$ 9.05	¥ 11.52	¥ 49.90	¥ 64.98